FEDERAL HOME LOAN BANK ADVANCES (Tables)	12 Months Ended
Dec. 31, 2014
FEDERAL HOME LOAN BANK ADVANCES
Schedule of maturities and weighted-average rate of FHLB advances by year of maturity
	2014		2013
Maturity	Balance	Rate	Balance	Rate

2014	$—	—%	5,000	1.90%
2015	7,000	2.24	7,000	2.24
2016	5,000	2.55	5,000	2.55

	$12,000	2.37%	$17,000	2.23%